THE GUARDIAN INVESTOR INDIVIDUAL VARIABLE ANNUITY

Supplement dated July 31, 2007

to

Prospectus dated May 1, 2007

The following information should be read in conjunction with the Prospectus dated May 1, 2007 for The Guardian Investor Individual Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account D. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

1. The cover page of the Prospectus is amended by adding the following variable investment options to the RS Variable Products Trust:

RS Mid Cap Opportunities VIP Series

RS Global Natural Resources VIP Series

RS Value VIP Series

RS Equity Dividend VIP Series

The Information Age VIP Series

2. Page 2 of the Prospectus is amended by deleting the first bullet point under “Expenses” and replacing it with the following:

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Operating expenses for mutual funds comprising the variable investment options Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract are estimated to be from 0.35% to 1.54% in 2007, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

3. Page 4 of the prospectus is amended by deleting the table entitled “Total Annual Underlying Mutual Fund Operating Expenses” and replacing it with the following:

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.35%	1.54%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are estimated expenses for the fiscal year ending December 31, 2007.

4. Page 5 of the prospectus is amended by deleting the Expense Examples chart and replacing it with the following:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $888	(a) $1,598	(a) $2,328	(a) $3,714
(b) $762	(b) $1,223	(b) $1,705	(b) $2,495

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SUP #3

Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $349	(a) $1,061	(a) $1,793	(a) $3,714
(b) $224	(b) $ 688	(b) $1,174	(b) $2,495

Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $856	(a) $1,415	(a) $1,907	(a) $3,421
(b) $731	(b) $1,037	(b) $1,278	(b) $2,164

Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $317	(a) $968	(a) $1,640	(a) $3,421
(b) $193	(b) $592	(b) $1,013	(b) $2,164

5. Page 10 of the prospectus is amended by deleting the fourth paragraph and replacing it with the following:

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, RS Investment Management, AIM Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Prudential Investments, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. This compensation ranges from .15% to .25% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, AllianceBernstein, Fidelity, Franklin Templeton, MFS, RS Investments, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, for the funds. We may profit from these payments.

6. Page 11 of the prospectus is amended by adding the following information to the Variable Investment Options table:

RS MidCap Opportunities VIP Series	Long-term capital growth	Equity securities of midcap companies
RS Global Natural Resources VIP Series	Long-term capital appreciation	Equity securities of issuers in natural resources industries
RS Value VIP Series	Long-term capital appreciation	Equity securities that the adviser believes are undervalued
RS Equity Dividend VIP Series	Long-term capital appreciation	Diversified portfolio of dividend paying common stocks
The Information Age VIP Series	Long-term capital appreciation	Equity securities of issuers in the information technology sector

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7. Page 14 of the prospectus is amended by deleting the first section in the investment advisers table and replacing it with the following:

Fund	Investment adviser and principal business address

RS Core Equity VIP Series

RS Partners VIP Series

RS Small Cap Core Equity VIP Series

RS Mid Cap Opportunities VIP Series

RS Global Natural Resources VIP Series

RS Value VIP Series

RS Equity Dividend VIP Series

The Information Age VIP Series

RS Investment Management Co. LLC 388 Market Street San Francisco, CA 94111

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